Label	Element	Value
S000066077 [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Research Enhanced Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced U.S. Value Index (the Index).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions, to financial intermediaries, which are not reflected in the table and example below. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■
you invest $10,000 in the Fund for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Russell 1000® Value Index, designed to achieve stronger total return when compared to the Russell 1000® Value Index, which is a broad measure of the performance of U.S. large- and mid-cap value companies. The Index, like the Russell 1000® Value Index, and therefore the Fund, typically holds only common stocks.
The Index was developed and is sponsored and administered by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is calculated and maintained by FTSE Russell.
The Index is comprised of a subset of the companies within the Russell 1000® Value Index. With a starting point of the Russell 1000® Value Index, the Index was designed to reflect the performance of U.S. large- and mid-cap value companies through the application of a rules-based methodology that takes into account quality, value and company catalyst factors. The methodology typically results in approximately 250-290 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The number of securities in each sector and the Index as a whole may change over time. The Index is reconstituted and rebalanced semi-annually in June and December.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample (large or small quantity) of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology applied to select Index holdings and weightings does not set limits on sector or industry exposures. To the extent the Index is concentrated in a sector or industry, the Fund will necessarily be concentrated in that sector or industry. As of October 31, 2024, the Index (and therefore the Fund) was concentrated in the financial services sector.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The Fund may also invest in exchange-traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as two additional measures of performance for markets in which the Fund may invest.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as two additional measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.426.3750
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com/etfs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%)as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2020 15.13% Worst 1st Quarter 2020 -26.26%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
S000066077 [Member] | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
S000066077 [Member] | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
S000066077 [Member] | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

S000066077 [Member] | Early Late Close Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Early/Late Close/Trading Halt Risk.  An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities. In these circumstances, the Fund may be unable to rebalance and reconstitute its portfolio, may be unable to accurately price its investments, may incur substantial trading losses and/or may be prevented from sufficiently tracking the performance of the Index.

S000066077 [Member] | Fund Shares Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

S000066077 [Member] | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs.
■
Mid-Cap Stock Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

S000066077 [Member] | Market Price Relative to NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs. The Investment Manager cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

S000066077 [Member] | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs.

S000066077 [Member] | Secondary Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Secondary Market Trading Risk. Investors buying or selling Fund shares will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

S000066077 [Member] | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. The Fund generally concentrates its investments in issuers conducting business in a related group of industries to approximately the same extent as the Index. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

S000066077 [Member] | Correlation Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Correlation/Tracking Error Risk. The Fund’s value will generally decline when the performance of the securities within the Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. In addition, the Fund bears management and other expenses and transaction costs in trading securities or other instruments, which the Index does not bear. The Fund, unlike the Index, is subject to regulatory requirements that can limit the Fund’s investments relative to what the Index can hold. Accordingly, the Fund’s performance will likely fail to match the performance of the Index, after taking expenses into account, as well as regulatory limitations. It is not possible to invest directly in an index.

S000066077 [Member] | Index Methodology and Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk of errors in Index computation, construction, reconstitution and rebalancing, despite any of the procedures designed to prevent such occurrences and due diligence conducted by the index provider. Errors may result in a negative performance impact to the Fund and its shareholders. The Index is owned and was developed by the Investment Manager.

S000066077 [Member] | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the portfolio managers to be representative of, the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued.

S000066077 [Member] | Quantitative Models Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Quantitative Models Risk. Quantitative models used by the Index may not be effective in selecting the most favorable securities for inclusion in the Index and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

S000066077 [Member] | Value Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

S000066077 [Member] | Exchange Traded Fund E T F Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.

S000066077 [Member] | C000213612 [Member]
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.19%
1 year	rr_ExpenseExampleYear01	$ 19
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	107
10 years	rr_ExpenseExampleYear10	243
1 year	rr_ExpenseExampleNoRedemptionYear01	19
3 years	rr_ExpenseExampleNoRedemptionYear03	61
5 years	rr_ExpenseExampleNoRedemptionYear05	107
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 243
2020	rr_AnnualReturn2020	1.48%
2021	rr_AnnualReturn2021	28.36%
2022	rr_AnnualReturn2022	(5.82%)
2023	rr_AnnualReturn2023	13.22%
2024	rr_AnnualReturn2024	16.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	10.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2019
S000066077 [Member] | returns after taxes on distributions | C000213612 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	8.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2019
S000066077 [Member] | returns after taxes on distributions and sale of Fund shares | C000213612 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	7.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2019
S000066077 [Member] | Beta Advantage® Research Enhanced U.S. Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.92%
5 Years	rr_AverageAnnualReturnYear05	10.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.35%
S000066077 [Member] | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	8.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.76%
S000066077 [Member] | Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.51%
5 Years	rr_AverageAnnualReturnYear05	14.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.44%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.